Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash and cash equivalents at banks and on hand	$ 479	$ 320
Cash equivalents with original maturity of less than three months	195	105
Cash and cash equivalents, as presented in the combined statement of cash flows	$ 674	$ 425	$ 432